Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 67.4%
BlackRock Advantage Emerging Markets Fund, Class K	993,012	$8,361,157
BlackRock Tactical Opportunities Fund, Class K	431,135	6,083,311
Diversified Equity Master Portfolio	$46,573,124	46,573,124
International Tilts Master Portfolio	$12,080,454	12,080,454
iShares Developed Real Estate Index Fund, Class K	158,238	1,319,705
iShares MSCI EAFE Small-Cap ETF(b)	90,015	4,390,932

		78,808,683

Fixed-Income Funds — 28.0%
Advantage CoreAlpha Bond Master Portfolio	$8,160,364	8,160,364
BlackRock High Yield Bond Portfolio	177,900	1,152,790
iShares Core U.S. Aggregate Bond ETF(b)	63,084	6,077,513
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	48,170	4,935,017
iShares TIPS Bond ETF(b)	60,208	6,315,819
Master Total Return Portfolio	$6,094,804	6,094,804

		32,736,307

Security	Shares	Value

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	13,330,918	$13,334,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)	115,398	115,398

		13,450,315

Total Investments — 106.9% (Cost: $134,966,339)		124,995,305

Liabilities in Excess of Other Assets — (6.9)%		(8,088,009)

Net Assets — 100.0%		$116,907,296

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$9,268,834	$559,928	(a)(b)	$—		$(630,026)	$(1,038,372)	$8,160,364	$8,160,364	$155,885		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,148,347	1,397,475		(976,845)		(168,697)	(3,039,123)	8,361,157	993,012	142		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,730,475	10,604,574	(a)	—		(915)	783	13,334,917	13,330,918	9,340	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,179,482	—		(6,064,084	)(a)	—	—	115,398	115,398	37,549		—
BlackRock High Yield Bond Portfolio	—	1,156,307		—		—	(3,517)	1,152,790	177,900	399		—
BlackRock Tactical Opportunities Fund, Class K	6,960,939	—		(902,661)		(8,036)	33,069	6,083,311	431,135	—		—
Diversified Equity Master Portfolio	57,118,326	4,326,545	(a)(b)	—		(1,222,560)	(13,649,187)	46,573,124	$46,573,124	408,330		—
International Tilts Master Portfolio	16,570,955	424,327	(a)(b)	—		(1,407,716)	(3,507,112)	12,080,454	$12,080,454	424,327		—
iShares Core U.S. Aggregate Bond ETF	7,862,964	452,201		(1,023,530)		(140,024)	(1,074,098)	6,077,513	63,084	101,020		—
iShares Developed Real Estate Index Fund, Class K	5,057,687	494,760		(2,827,034)		(596,778)	(808,930)	1,319,705	158,238	37,393		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	916,111	4,728,796		—		—	(709,890)	4,935,017	48,170	38,845		—
iShares MSCI EAFE Small-Cap ETF	6,579,196	—		—		—	(2,188,264)	4,390,932	90,015	101,264		—
iShares TIPS Bond ETF	7,541,533	924,447		(731,080)		(27,629)	(1,391,452)	6,315,819	60,208	399,239		—
Master Total Return Portfolio	6,463,902	911,963	(a)(b)	—		(450,818)	(830,243)	6,094,804	$6,094,804	175,750		—

						$(4,653,199)	$(28,206,336)	$124,995,305		$1,889,483		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	17	12/08/22	$2,159	$(85,655)
S&P/TSE 60 Index	15	12/15/22	2,424	(122,327)
MSCI EAFE Index	36	12/16/22	2,989	(245,359)
Russell 2000 E-Mini Index	26	12/16/22	2,171	(237,206)
S&P 500 Micro E-Mini Index	54	12/16/22	972	(115,284)
10-Year U.S. Treasury Note	19	12/20/22	2,129	(11,009)
U.S. Long Bond	7	12/20/22	886	(64,596)
Ultra U.S. Treasury Bond	13	12/20/22	1,777	(128,551)

				$(1,009,987)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	192,420	EUR	189,000	Morgan Stanley & Co. International PLC	12/21/22	$6,060
USD	264,274	JPY	37,352,000	Morgan Stanley & Co. International PLC	12/21/22	3,900

						9,960

CAD	3,194,099	USD	2,459,797	Bank of America N.A.	12/21/22	(146,670)

JPY	26,075,000	USD	183,694	Bank of America N.A.	12/21/22	(1,930)

						(148,600)

						$(138,640)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$20,155,105	$—	$—	$20,155,105
Fixed-Income Funds	18,481,139	—	—	18,481,139
Money Market Funds	13,450,315	—	—	13,450,315

	$52,086,559	$—	$—	52,086,559

Investments Valued at NAV(a)				72,908,746

				$124,995,305

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$9,960	$—	$9,960
Liabilities
Equity Contracts	(720,176)	(85,655)	—	(805,831)
Foreign Currency Exchange Contracts	—	(148,600)	—	(148,600)
Interest Rate Contracts	(204,156)	—	—	(204,156)

	$(924,332)	$(224,295)	$—	$(1,148,627)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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